31. COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Commitments
Schedule of firm commitments	The firm commitments schedule is set forth below:

12.31.20
Current	5,293,415
Non-current	1,504,551
2022	401,777
2023	271,022
2024	244,654
2025	175,982
2026 onwards	411,116
6,797,966